Acquisitions and disposals	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about business combination [abstract]
Acquisitions and disposals

6.Acquisitions and disposals
In the first half of 2024, the Group completed the following business acquisitions and disposals:

Deal completion date	Acquired/disposed business
1 February 2024	Acquired 91.88% of K18, a U.S. based premium hair care brand. The acquisition complements Unilever’s existing Beauty and Wellbeing portfolio, with a range of high-quality, hair care products.
1 June 2024	Sold Elida Beauty to Yellow Wood Partners LLC. Elida Beauty comprises more than 20 beauty and personal care brands, such as Q-Tips, Caress, Timotei and TIGI.
On 1 June 2024, Unilever completed the disposal of the Elida Beauty business to Yellow Wood Partners LLC for consideration of €588 million. Profit on this disposal is €151 million, recognised as a non-underlying item.
In July we announced agreements to sell our water purification businesses Pureit, to A.O. Smith, and stake in Qinyuan Group, to Yong Chao Venture Capital Co., Ltd. The deals are expected to complete in the second half of the year.